Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 41,576	$ 129,404
Marketable securities	69,785	0
Prepaid expenses and other assets	4,637	3,685
Research and development tax credit	4,595	1,753
Total current assets	120,593	134,842
Property and equipment, net	380	355
Other assets	215
Total assets	121,188	135,197
Current liabilities:
Accounts payable	3,369	3,196
Accrued expenses and other liabilities	8,752	6,189
Total current liabilities	12,121	9,385
Total liabilities	12,121	9,385
Commitments and contingencies (see Note 11)
Shareholders’ equity:
Ordinary shares, £0.01 nominal value	1	1
Additional paid-in capital	187,987	185,943
Accumulated other comprehensive income	5,555	1,890
Accumulated deficit	(84,476)	(62,022)
Total shareholders’ equity	109,067	125,812
Total liabilities and shareholders’ equity	$ 121,188	$ 135,197